Subsequent events (Details) $ / shares in Units, $ in Thousands, $ in Thousands						6 Months Ended
	Oct. 17, 2023 USD ($) $ / shares shares	Oct. 09, 2023 USD ($)	Oct. 09, 2023 AUD ($)	Oct. 08, 2023 USD ($)	Oct. 08, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Oct. 13, 2023 shares	Apr. 14, 2023 $ / shares
Subsequent events
Increase in performance guarantees | $						$ 36,803
Number of shares issued | shares							1,827,096
Ordinary shares, Par value (in dollars per share) | $ / shares								$ 0.0001
Proceeds from issue of share capital | $						$ 313,186
Rehabilitation obligations
Subsequent events
Increase in performance guarantees		$ 29,311	$ 44,031	$ 24,500	$ 36,803
Shares issuance under subscription agreement | Ordinary shares
Subsequent events
Number of shares issued | shares	1,827,096
Ordinary shares, Par value (in dollars per share) | $ / shares	$ 0.0001
Issued price per share | $ / shares	$ 11.00
Proceeds from issue of share capital | $	$ 20,098